SA Index Allocation 90-10 Portfolio Expense Example - SA Index Allocation 90-10 Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859